Pension and Other Post-Retirement Benefits - Summary of Movements in Pension and Other Post-Retirement Benefit Assets (Liabilities) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	$ (423)	$ (381)
Current service cost for benefits earned during the year	(36)	(40)
Interest (expense) income	(13)	(15)
Past service cost, including curtailment gains and settlements	1	0
Foreign exchange rate changes and other	(4)	(16)
Components of defined benefit expense recognized in earnings	(52)	(71)
Changes in financial assumptions	153	199
Changes in demographic assumptions	(12)	(14)
Gain on plan assets (excluding amounts included in net interest)	(230)	(193)
Remeasurements of the net defined benefit liability recognized in OCI during the year	(89)	(8)
Contributions by plan participants	0	0
Employer contributions	(26)	(21)
Benefits paid	0	0
Cash flows	(26)	(21)
Ending Balance	(360)	(423)
Other assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	25
Ending Balance	109	25
Pension and other post-retirement benefits liabilities [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	(433)
Ending Balance	(454)	(433)
Payables and accrued charges [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	(15)
Ending Balance	(15)	(15)
Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	(2,044)	(1,797)
Current service cost for benefits earned during the year	(36)	(40)
Interest (expense) income	(66)	(74)
Past service cost, including curtailment gains and settlements	133	0
Foreign exchange rate changes and other	(3)	(29)
Components of defined benefit expense recognized in earnings	28	(143)
Changes in financial assumptions	153	199
Changes in demographic assumptions	(12)	(14)
Gain on plan assets (excluding amounts included in net interest)	0	0
Remeasurements of the net defined benefit liability recognized in OCI during the year	141	185
Contributions by plan participants	5	5
Employer contributions	0	0
Benefits paid	(96)	(86)
Cash flows	(91)	(81)
Ending Balance	(2,066)	(2,044)
Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	1,621	1,416
Current service cost for benefits earned during the year	0	0
Interest (expense) income	53	59
Past service cost, including curtailment gains and settlements	(132)	0
Foreign exchange rate changes and other	(1)	13
Components of defined benefit expense recognized in earnings	(80)	72
Changes in financial assumptions	0	0
Changes in demographic assumptions	0	0
Gain on plan assets (excluding amounts included in net interest)	(230)	(193)
Remeasurements of the net defined benefit liability recognized in OCI during the year	(230)	(193)
Contributions by plan participants	(5)	(5)
Employer contributions	(26)	(21)
Benefits paid	96	86
Cash flows	65	60
Ending Balance	$ 1,706	$ 1,621